Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenues
Total revenues	$ 312,709	$ 250,463
Operating cost and expenses
Integrated service cost	(158,843)	(138,753)
Promotional service expenses	(113,845)	(80,993)
Selling expenses	(20,683)	(15,721)
General and administrative expenses	(44,079)	(13,084)
Research and development expenses	(33,625)	(5,464)
Total operating costs and expenses	(371,075)	(254,015)
Operating loss	(58,366)	(3,552)
Other (expenses)/income
Financial expenses, net	(3,463)	(3,650)
Investment income	418	421
Other income, net	769	3,093
Total other expenses, net	(2,276)	(136)
Loss before income tax expense	(60,642)	(3,688)
Income tax expense	(931)	(985)
Net loss	(61,573)	(4,673)
Less: Net income attributable to non-controlling interests	3,174	4,720
Net loss attributable to the Company’s ordinary shareholders	$ (64,747)	$ (9,393)
Net loss per ordinary share
Basic (in Dollars per share)	$ (0.68)	$ (0.11)
Diluted (in Dollars per share)	$ (0.68)	$ (0.11)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares)	95,221,846	82,672,779
Diluted (in Shares)	95,221,846	82,672,779
Other comprehensive (loss)/income
Foreign currency translation difference	$ 813	$ (2,056)
Total other comprehensive (loss)/income	813	(2,056)
Total comprehensive loss	(60,760)	(6,729)
Less: total comprehensive income attributable to non-controlling interest	3,900	2,114
Total comprehensive loss attributable to the SUNCAR TECHNOLOGY GROUP INC’s shareholders	(64,660)	(8,843)
Auto service
Revenues
Revenues	159,555	147,527
Auto eInsurance service
Revenues
Revenues	119,108	78,842
Technology service
Revenues
Revenues	$ 34,046	$ 24,094